Shareholders' equity, net (Details Textual)		12 Months Ended
	Jan. 15, 2017	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares S/ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares S/ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2018 S/ / shares	Dec. 31, 2009 $ / shares	Jul. 11, 2003 $ / shares
Disclosure of Shareholders' equity, net [Line Items]
Trading frequency		35.00%		25.00%
Par value per share | $ / shares								$ 2.83	$ 0.54
Number of treasure shares purchased | shares						200,000
Payments To Acquire Treasure Shares						$ 1,210,000
Increase in legal reserves		$ 44,000		$ 327,000		30,000
Dividends declared to non controlling interest		$ 5,560,000		$ 6,036,000		$ 7,400,000
Total number of common and investment shares outstanding | shares		253,986,867		253,986,867		253,986,867
Quoted price per equity share | $ / shares		$ 20.80	$ 20.80	$ 29.70	$ 29.70
Dividend Declared		$ 200,000,000
Dividend Declared Per Share | $ / shares		$ 0.571337
Withholding Taxes Percentage		4.10%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Shareholders' equity, net [Line Items]
Withholding tax rate, Percent	5.00%
Bottom of range [member]
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage		10.00%
Top of range [member]
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage		20.00%
Additional Paid-in Capital [Member]
Disclosure of Shareholders' equity, net [Line Items]
Treasury shares						$ 605,000
Ordinary shares [member]
Disclosure of Shareholders' equity, net [Line Items]
Market price per share | S/ / shares			$ 53.60		$ 45.00
Par value per share | S/ / shares							S/ 10.00
investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Market price per share | S/ / shares			$ 19.60		$ 22.10
Par value per share | S/ / shares							S/ 10.00